Financial Liabilities: Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities: Interest-bearing Loans and Borrowings
Schedule of secured and unsecured borrowings

As of 31 December 2024				Committed (EUR millions)			Related derivatives contracts
								IRS nominal
EUR Millions	Interest rate	Maturity	Covenants	Utilised	Repayments	Unutilised	Average IRS rate	(EUR millions)
Secured
Green Corporate Facility (RCF + term loan)	3 months EURIBOR + 2% - 2.75%	2031	Yes - refer to page 213	262	(6)	188	2.7%	247
Green Corporate Facility - Guarantee	0.80% - 1.20%	2026		119	—	81
Total Green Corporate Facility				381	(6)	269
P-Class Facility¹	3 months EURIBOR + 1.5%	2035	Yes - refer to page 213	210	(4)	211	3.0%	105.1
M-Class Facility I & II	3 months EURIBOR + 2.5%	2035	Yes - refer to page 213	—	—	420
Unsecured
HoldCo Facility	3 months EURIBOR + 4%	2028	Yes - refer to page 213	125	—	—
Total (excluding Guarantee facility)				5972	(10)	819
1For the P-Class Facility, up to EUR 425 million, EUR 214 million was available for Wind Peak of which EUR 210 million has been utilised and the remaining EUR 4 million lapsed.
2The difference between EUR 597 million and the carrying amount of EUR 571 million is mainly related to interest and fees.